UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 February 4, 2008

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$438934

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    17339   276843 SH       SOLE                   275383              1460
                                                              3496    55815 SH       OTHER                   50075              5740
ALCON INC COM SHS              COM              H01301102    11556    80789 SH       SOLE                    80299               490
                                                              1950    13630 SH       OTHER                   13630
ALLSTATE CORP                  COM              020002101      449     8600 SH       SOLE                     8600
                                                              1567    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    13441   230552 SH       SOLE                   229953               599
                                                              2796    47959 SH       OTHER                   46173              1786
AUTOMATIC DATA                 COM              053015103    13404   301003 SH       SOLE                   299353              1650
                                                              3504    78686 SH       OTHER                   71986              6700
BANK NEW YORK MELLON COM       COM              064058100    19258   394965 SH       SOLE                   393147              1818
                                                             12181   249813 SH       OTHER                  128070            121743
BARD (C.R.) INC.               COM              067383109    15319   161590 SH       SOLE                   160680               910
                                                              2669    28155 SH       OTHER                   27955               200
CITRIX SYS INC COM             COM              177376100     9546   251145 SH       SOLE                   250485               660
                                                              1804    47470 SH       OTHER                   43420              4050
COSTCO WHOLESALE CORP NEW      COM              22160K105    13514   193717 SH       SOLE                   192762               955
                                                              2247    32205 SH       OTHER                   31505               700
DELL INC.                      COM              24702R101     9306   379676 SH       SOLE                   378636              1040
                                                              1571    64105 SH       OTHER                   63205               900
DENBURY RES INC COM NEW        COM              247916208    11746   394808 SH       SOLE                   392888              1920
                                                              2532    85120 SH       OTHER                   77920              7200
EBAY INC                       COM              278642103    14433   434857 SH       SOLE                   433607              1250
                                                              2953    88975 SH       OTHER                   85275              3700
ECOLAB INC                     COM              278865100    15763   307803 SH       SOLE                   306283              1520
                                                              2918    56975 SH       OTHER                   56575               400
EMC CORP-MASS                  COM              268648102    12090   652471 SH       SOLE                   647721              4750
                                                              1795    96855 SH       OTHER                   96855
GENERAL ELECTRIC CO            COM              369604103    12680   342066 SH       SOLE                   339811              2255
                                                              2305    62170 SH       OTHER                   61745               425
GENTEX CORP                    COM              371901109     9742   548215 SH       SOLE                   544425              3790
                                                              1675    94250 SH       OTHER                   87350              6900
HARLEY-DAVIDSON INC            COM              412822108    11224   240285 SH       SOLE                   239590               695
                                                              2051    43900 SH       OTHER                   40500              3400
INTEL CORP                     COM              458140100    16266   610127 SH       SOLE                   606977              3150
                                                              5721   214585 SH       OTHER                  185285             29300
JOHNSON & JOHNSON              COM              478160104    10933   163912 SH       SOLE                   163252               660
                                                              2893    43370 SH       OTHER                   36770              6600
MEDTRONIC INC                  COM              585055106    14491   288267 SH       SOLE                   287447               820
                                                              2523    50180 SH       OTHER                   49780               400
MERCK & CO INC                 COM              589331107       41      700 SH       SOLE                      700
                                                               174     3000 SH       OTHER                    3000
MICROCHIP TECHNOLOGY           COM              595017104     8587   273305 SH       SOLE                   272430               875
                                                              1519    48335 SH       OTHER                   47935               400
MICROSOFT CORP                 COM              594918104    20918   587572 SH       SOLE                   584432              3140
                                                              8482   238258 SH       OTHER                  204558             33700
OMNICOM GROUP INC              COM              681919106    12101   254607 SH       SOLE                   253507              1100
                                                              2150    45230 SH       OTHER                   44830               400
PROCTER & GAMBLE CO COM        COM              742718109    14688   200055 SH       SOLE                   198905              1150
                                                              2580    35135 SH       OTHER                   34735               400
STATE STREET CORP              COM              857477103    14721   181298 SH       SOLE                   180168              1130
                                                              2345    28880 SH       OTHER                   28680               200
WALGREEN CO COM                COM              931422109    12692   333295 SH       SOLE                   332545               750
                                                              2371    62275 SH       OTHER                   58375              3900
XTO ENERGY INC COM             COM              98385X106    18485   359912 SH       SOLE                   358038              1874
                                                              3433    66834 SH       OTHER                   65584              1250